Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 761,319	$ 478,520	$ 460,739
Israel [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	281,174	272,668	228,966
United States [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	264,739	139,016	141,542
France [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	106,376
Germany [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	55,131	9,876	6,342
Holland [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	9,676	11,113	2,341
Austria [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	4,775	2,170	4,115
Other States [Member]
Additional Information to the Statements of Operations (Details) - Schedule of revenues in financial statements [Line Items]
Revenues	$ 39,448	$ 43,677	$ 77,433